Stockholders' deficit, Acquisition, Contribution and Distributions of Capital (Details) - USD ($) $ in Millions		12 Months Ended
	May 06, 2019	Dec. 31, 2019	Dec. 31, 2018
Acquisition, Contribution and Distributions of Capital [Abstract]
Number of shares issued (in shares)	33,130,806
Capital contribution		$ 0.0	$ 0.4
Capital distribution		$ 0.0	$ 0.4
Equity issued for contribution (in shares)			0
TruPet, LLC [Member]
Acquisition, Contribution and Distributions of Capital [Abstract]
Number of shares issued (in shares)	14,229,041
Outstanding interests acquired	93.00%	7.00%
Bona Vida, Inc. [Member]
Acquisition, Contribution and Distributions of Capital [Abstract]
Number of shares issued (in shares)	18,103,273
Outstanding interests acquired	100.00%